4. Income taxes (Details 3) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 ZHEJIANG JIAHUAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY
Income taxes	$ 18	$ 73	$ 142	484	19	0